UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC

Attn: Bryan Ashmus

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 5/31

Date of reporting period: 8/31/18

Item 1. Schedule of Investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

COMMON STOCKS — 96.62%	Shares	Fair Value

Aerospace & Defense — 6.11%
Northrop Grumman Corporation	2,000	$596,980
Raytheon Company	3,500	698,040
United Technologies Corporation	7,000	921,900
		2,216,920
Banks — 5.63%
Citigroup, Inc.	15,000	1,068,600
JPMorgan Chase & Company	8,500	973,930
		2,042,530
Chemicals — 3.37%
Ecolab, Inc.	5,000	752,400
Mosaic Company (The)	15,000	469,050
		1,221,450
Communications Equipment — 2.24%
Cisco Systems, Inc.	17,000	812,090

Consumer Finance — 1.75%
American Express Company	6,000	635,880

Electronic Equipment, Instruments & Components — 9.05%
Amphenol Corporation, Class A	9,000	851,220
Coherent, Inc.(a)	4,500	857,700
Dolby Laboratories, Inc., Class A	12,000	842,280
TE Connectivity Ltd.	8,000	733,440
		3,284,640
Energy Equipment & Services — 1.39%
Schlumberger Ltd.	8,000	505,280

Food & Staples Retailing — 2.57%
Costco Wholesale Corporation	4,000	932,520

Food Products — 2.35%
Mondelez International, Inc., Class A	20,000	854,400

Health Care Equipment & Supplies — 5.35%
Abbott Laboratories	12,000	802,080
Danaher Corporation	11,000	1,138,940
		1,941,020

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2018 (Unaudited)

COMMON STOCKS — 96.62% - continued	Shares	Fair Value

Hotels, Restaurants & Leisure — 2.50%
Starbucks Corporation	17,000	$908,650

Insurance — 2.98%
Chubb Ltd.	8,000	1,081,920

Internet & Direct Marketing Retail — 2.22%
Amazon.com, Inc.(a)	400	805,084

Internet Software & Services — 4.07%
Alphabet, Inc., Class A(a)	700	862,260
Facebook, Inc., Class A(a)	3,500	615,055
		1,477,315
IT Services — 2.43%
Automatic Data Processing, Inc.	6,000	880,500

Life Sciences Tools & Services — 6.84%
Illumina, Inc.(a)	2,500	887,075
Mettler-Toledo International, Inc.(a)	1,500	876,690
Thermo Fisher Scientific, Inc.	3,000	717,300
		2,481,065
Machinery — 9.69%
Caterpillar, Inc.	7,000	971,950
Deere & Company	6,000	862,800
Fortive Corporation	10,000	839,800
Stanley Black & Decker, Inc.	6,000	843,180
		3,517,730
Media — 2.47%
Walt Disney Company (The)	8,000	896,160

Oil, Gas & Consumable Fuels — 4.14%
Apache Corporation	18,000	788,940
Chevron Corporation	6,000	710,760
		1,499,700
Pharmaceuticals — 4.85%
Johnson & Johnson	5,000	673,450
Zoetis, Inc.	12,000	1,087,200
		1,760,650
Software — 8.21%
Adobe Systems, Inc.(a)	4,000	1,054,040
Microsoft Corporation	8,500	954,805

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2018 (Unaudited)

COMMON STOCKS — 96.62% - continued	Shares	Fair Value
Software — 8.21% - continued
Oracle Corporation	20,000	$971,600
		2,980,445
Specialty Retail — 1.94%
Home Depot, Inc. (The)	3,500	702,695

Technology Hardware, Storage & Peripherals — 2.20%
Apple, Inc.	3,500	796,705

Textiles, Apparel & Luxury Goods — 2.27%
NIKE, Inc., Class B	10,000	822,000

Total Common Stocks (Cost $24,787,820)		35,057,349

MONEY MARKET FUNDS - 3.36%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.86%(b)	1,219,471	1,219,471

Total Money Market Funds (Cost $1,219,471)		1,219,471

Total Investments — 99.98% (Cost $26,007,291)		36,276,820

Other Assets in Excess of Liabilities — 0.02%		7,184

NET ASSETS — 100.00%		$36,284,004

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2018.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$26,025,831

Gross Unrealized Appreciation	$10,513,674
Gross Unrealized Depreciation	(262,685)

Net Unrealized Appreciation	$10,250,989

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

August 31, 2018

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These polices are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

BFS Equity Fund

Notes to the Schedule of Investments

August 31, 2018

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at net asset value (“NAV”) provided by the pricing service of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Bradley, Foster & Sargent, Inc. (the, “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

	Valuation Inputs

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$35,057,349	$-	$-	$35,057,349
Money Market Funds	1,219,471	-	-	1,219,471
Total	$36,276,820	$-	$-	$36,276,820

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of August 31, 2018 based on input levels assigned at May 31, 2018.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

COMMON STOCKS - LONG - DOMESTIC — 73.77%	Shares	Fair Value

Consumer Discretionary — 3.89%
Darden Restaurants, Inc.	1,900	$220,476
Home Depot, Inc. (The)(a)	2,890	580,225
Hyatt Hotels Corporation, Class A(a)	3,500	270,760
Lowe's Companies, Inc.(a)	10,700	1,163,626
		2,235,087
Consumer Staples — 5.37%
Church & Dwight Company, Inc.(a)	16,300	922,253
Coca-Cola Company (The)(a)	6,500	289,705
Colgate-Palmolive Company(a)	11,900	790,279
Mondelez International, Inc., Class A(a)	25,300	1,080,816
		3,083,053
Energy — 1.95%
Hess Corporation(a)	3,980	268,013
Noble Energy, Inc.(a)	17,100	508,212
Schlumberger Ltd.	5,400	341,064
		1,117,289
Financials — 41.02%
Aflac, Inc.(a)	25,500	1,179,120
Associated Banc-Corp(a)	17,400	474,150
Axis Capital Holdings Ltd.(a)	12,000	690,240
Beneficial Bancorp, Inc.(a)	31,300	550,880
Berkshire Hathaway, Inc., Class B(a) (b)	13,780	2,876,161
Brown & Brown, Inc.(a)	63,600	1,938,529
Central Pacific Financial Corporation(a)	15,200	430,616
Cincinnati Financial Corporation(a)	10,500	805,035
Citigroup, Inc.(a)	10,300	733,772
Federated Investors, Inc., Class B(a)	22,000	509,520
Hanover Insurance Group, Inc. (The)(a)	3,300	404,217
Invesco Ltd.(a)	26,600	641,060
Jefferies Financial Group, Inc.(a)	18,000	417,960
Kearny Financial Corporation	25,900	354,830
KeyCorp(a)	60,200	1,268,414
Marsh & McLennan Companies, Inc.(a)	9,800	829,374
Mercury General Corporation(a)	12,200	657,580
Opus Bank	12,800	362,880
Oritani Financial Corporation	10,500	170,100
PJT Partners, Inc., Class A(a)	10,400	602,368
PNC Financial Services Group, Inc. (The)(a)	16,290	2,338,266
Primerica, Inc.(a)	8,000	978,000

See accompanying notes which are an integral part of this schedule of investments.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2018 (Unaudited)

COMMON STOCKS - LONG - DOMESTIC — 73.77% - continued	Shares	Fair Value

Financials — 41.02% - continued
Progressive Corporation (The)(a)	17,100	$1,154,763
Selective Insurance Group, Inc.(a)	8,000	513,600
SunTrust Banks, Inc.(a)	7,600	559,056
Torchmark Corporation(a)	10,000	879,200
U.S. Bancorp(a)	22,400	1,212,064
		23,531,755
Health Care — 5.06%
Abbott Laboratories(a)	10,100	675,085
Johnson & Johnson(a)	6,150	828,344
Merck & Company, Inc.(a)	15,300	1,049,426
Patterson Companies, Inc.(a)	15,385	346,932
		2,899,787
Industrials — 5.14%
CIRCOR International, Inc.(a)	8,800	399,168
Eaton Corporation plc(a)	8,900	739,946
General Dynamics Corporation(a)	3,500	676,900
Kirby Corporation(a) (b)	5,200	453,960
United Technologies Corporation(a)	5,150	678,254
		2,948,228
Information Technology — 10.91%
eBay, Inc.(a) (b)	13,700	474,157
FLIR Systems, Inc.(a)	14,100	884,634
Microsoft Corporation(a)	19,400	2,179,202
Oracle Corporation	6,100	296,338
Paychex, Inc.(a)	7,000	512,750
PayPal Holdings, Inc.(a) (b)	5,700	526,281
Science Applications International Corporation(a)	8,000	721,760
VeriSign, Inc.(a) (b)	2,340	371,147
Xilinx, Inc.(a)	3,800	295,754
		6,262,023
Real Estate — 0.43%
Cousins Properties, Inc.(a)	26,123	244,250

Total Common Stocks - Long - Domestic (Cost $34,338,646)		42,321,472

See accompanying notes which are an integral part of this schedule of investments.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2018 (Unaudited)

COMMON STOCKS - LONG - INTERNATIONAL — 13.66%	Shares	Fair Value

Consumer Discretionary — 0.81%
William Hill plc(b)	138,600	$462,826

Consumer Staples — 2.81%
Carlsberg A/S, Series B	2,725	332,646
Nestlé S.A.	15,200	1,276,260
		1,608,906
Energy — 1.77%
Suncor Energy, Inc.(a)	24,700	1,017,146

Financials — 5.00%
Hiscox Ltd.	23,375	510,576
Lancashire Holdings Ltd.	81,600	642,607
RenaissanceRe Holdings Ltd.(a)	12,930	1,719,174
		2,872,357
Health Care — 2.70%
GlaxoSmithKline plc - ADR(a)	10,800	437,400
Medtronic plc(a)	7,200	694,152
Roche Holdings AG	1,690	419,876
		1,551,428
Materials — 0.57%
Agnico Eagle Mines Ltd.(a)	9,400	324,488

Total Common Stocks - Long - International (Cost $7,307,446)		7,837,151

MONEY MARKET FUNDS - 10.73%

Invesco Treasury Portfolio, Institutional Class, 1.85%(c)	6,154,676	6,154,676

Total Money Market Funds (Cost $6,154,676)		6,154,676

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PUT OPTIONS PURCHASED — 0.44%(b)
Booking Holdings, Inc.	1	$195,155	$ 1,900.00	January 2019	$7,690
Brinker International, Inc.	100	442,800	45.00	October 2018	25,000
Jack in the Box, Inc.	11	99,704	90.00	January 2019	5,500
MetLife, Inc.	90	413,010	40.00	September 2018	540
MetLife, Inc.	53	243,217	42.50	September 2018	663
Tesla, Inc. (d)	48	1,447,968	220.00	September 2018	4,920

See accompanying notes which are an integral part of this schedule of investments.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PUT OPTIONS PURCHASED — 0.44% - continued
Tesla, Inc. (d)	12	$361,992	$370.00	October 2018	$84,959
Tesla, Inc. (d)	15	452,490	320.00	January 2019	73,913
Tesla, Inc. (d)	23	693,818	240.00	March 2019	56,063

Total Put Options Purchased (Cost $287,652)					259,248

CALL OPTIONS PURCHASED — 0.14%(b)
American International Group, Inc.	137	728,429	60.00	January 2020	37,949
eBay, Inc.	121	418,781	42.00	January 2019	3,025
RenaissanceRe Holdings Ltd.	40	531,840	140.00	October 2018	5,900
Unum Group	50	184,400	40.00	September 2018	3,125
Unum Group	92	339,296	45.00	March 2019	24,840
Voya Financial, Inc.	87	435,609	60.00	November 2018	1,305

Total Call Options Purchased (Cost $139,493)					76,144

Total Investments — 98.74% (Cost $48,227,913)					56,648,691

Other Assets in Excess of Liabilities — 1.26%					726,216
NET ASSETS — 100.00%					$57,374,907

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2018, was $31,391,525.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2018.
(d)	All or a portion of the security is held as collateral for put options written.

ADR - American Depositary Receipt

LS OPPORTUNITY FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

August 31, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PUT OPTIONS WRITTEN - (0.20)%
Tesla, Inc.	(48)	$(1,447,968)	$200.00	September 2018	$(3,000)
Tesla, Inc.	(12)	(361,992)	320.00	October 2018	(38,430)
Tesla, Inc.	(15)	(452,490)	270.00	January 2019	(40,950)
Tesla, Inc.	(23)	(693,818)	220.00	March 2019	(44,620)

Total Put Options Written - (0.20)% (Premiums Received $158,040)					$(127,000)

See accompanying notes which are an integral part of this schedule of investments.

LS OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

August 31, 2018 (Unaudited)

COMMON STOCKS - SHORT - DOMESTIC - (23.13)%	Shares	Fair Value

Consumer Discretionary - (1.07)%
Bloomin' Brands, Inc.	(10,100)	$(194,930)
Lennar Corporation, Class A	(2,200)	(113,674)
M.D.C. Holdings, Inc.	(3,800)	(120,460)
Toll Brothers, Inc.	(2,700)	(97,821)
William Lyon Homes, Class A(a)	(4,500)	(88,065)
		(614,950)
Consumer Staples - (6.12)%
Clorox Company (The)	(3,180)	(461,036)
Constellation Brands, Inc., Class A	(1,000)	(208,200)
Kellogg Company	(3,900)	(279,981)
Kimberly-Clark Corporation	(4,810)	(555,747)
Molson Coors Brewing Company, Class B	(4,100)	(273,634)
Procter & Gamble Company (The)	(6,580)	(545,811)
Sysco Corporation	(8,700)	(650,934)
Walmart, Inc.	(5,600)	(536,816)
		(3,512,159)
Financials - (12.87)%
Affiliated Managers Group, Inc.	(2,750)	(401,748)
Alleghany Corporation(a)	(1,260)	(796,043)
Ameriprise Financial, Inc.	(7,310)	(1,037,727)
Berkshire Hathaway, Inc., Class A(a)	(1)	(315,800)
Community Bank System, Inc.	(7,000)	(462,910)
Everest Re Group Ltd.	(2,880)	(642,298)
Glacier Bancorp, Inc.	(5,700)	(260,376)
Great Western Bancorp, Inc.	(5,800)	(252,532)
Horace Mann Educators Corporation	(5,300)	(245,390)
Markel Corporation(a)	(685)	(828,028)
Pacific Premier Bancorp, Inc.(a)	(2,600)	(102,830)
Prudential Financial, Inc.	(4,800)	(471,600)
Signature Bank	(1,980)	(229,166)
Travelers Companies, Inc. (The)	(4,250)	(559,300)
Trustmark Corporation	(6,700)	(237,716)
Valley National Bancorp	(21,700)	(261,485)
Webster Financial Corporation	(4,300)	(281,134)
		(7,386,083)
Health Care - (1.44)%
Boston Scientific Corporation(a)	(12,600)	(448,056)
Stryker Corporation	(2,220)	(376,135)
		(824,191)
Industrials - (1.63)%
Lockheed Martin Corporation	(1,740)	(557,513)
Union Pacific Corporation	(2,520)	(379,563)
		(937,076)
TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $12,325,212)		(13,274,459)

COMMON STOCKS - SHORT - INTERNATIONAL - (8.75)%

Financials - (8.75)%
Canadian Imperial Bank of Commerce	(6,200)	(580,816)
Chubb Ltd.	(3,708)	(501,470)
Comdirect Bank AG	(2,900)	(38,173)

See accompanying notes which are an integral part of this schedule of securities sold short.

COMMON STOCKS - SHORT - INTERNATIONAL - (8.75)% - continued	Shares	Fair Value

Commonwealth Bank of Australia	(17,005)	(870,785)
Intact Financial Corporation	(8,000)	(634,492)
Muenchener Rueckversicherungs-Gesellschaft AG	(1,820)	(392,520)
Swiss Re AG	(4,200)	(377,698)
Westpac Banking Corporation	(26,185)	(537,176)
Willis Towers Watson plc	(7,356)	(1,083,318)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $4,957,584)		(5,016,448)

EXCHANGE-TRADED FUNDS - SHORT- (3.98)%

Invesco QQQ Trust Series 1	(12,231)	(2,282,916)

TOTAL EXCHANGE-TRADED FUNDS - SHORT (Proceeds Received $1,977,531)		(2,282,916)

TOTAL SECURITIES SOLD SHORT - (35.86)% (Proceeds Received $19,260,327)		$(20,573,823)

(a)	Non-dividend expense producing security.

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of securities sold short.

At August 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Unrealized appreciation	$9,820,795
Unrealized depreciation	(2,963,353)
Net unrealized appreciation	$6,857,442
Aggregate cost of securities for income tax purposes	$29,090,426

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

LS Opportunity Fund

Notes to the Schedule of Investments

August 31, 2018

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale.

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $21,182,672 as of August 31, 2018.

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Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire premium paid for the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its custodian, cash, or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

LS Opportunity Fund

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Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in money market mutual funds are generally priced at net asset value (“NAV”). These securities are categorized as Level 1 securities.

Option contracts in which the Fund invests are generally traded on an exchange. Exchange-traded options on securities and indices purchased or sold by a Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, options are valued at the most recent bid price. If there is no such reported bid on the valuation date, options are valued at the most recent ask price. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Adviser, in conformity with policies adopted by and subject to review of the Board. These securities will generally be categorized as Level 2 or 3 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2018

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks Domestic(a)	$42,321,472	$-	$-	$42,321,472
Common Stocks International(a)	7,837,151	-	-	7,837,151
Money Market Funds	6,154,676	-	-	6,154,676
Put Options Purchased	-	259,248	-	259,248
Call Options Purchased	-	76,144	-	76,144
Total	$56,313,299	$335,392	$-	$56,648,691

(a)	Please refer to the Schedule of Investments for sector classifications.

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Domestic(b)	$(13,274,459)	$-	$-	$(13,274,459)
Common Stocks International(b)	(5,016,448)		-	(5,016,448)
Exchange-Traded Funds	(2,282,916)	-	-	(2,282,916)
Put Options Written	-	(127,000)	-	(127,000)
Total	$(20,573,823)	$(127,000)	$-	$(20,700,823)

(b)	Please refer to the Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2018 based on input levels assigned at May 31, 2018.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	10/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	10/25/2018

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	10/25/2018